Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense Recognized for all Stock-based Awards
Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
Cost of sales	$557	$137
General and administrative	19,353	3,245
Sales and marketing	27,278	1,583
Research and development	2,655	1,056

Total	$49,843	$6,021

Summarizes Stock Option Activity
The following table summarizes stock option activity under the 2013 Plan and 2021 Plan since December 31, 2020:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2020	35,001,146	$0.80	7.8

Granted	2,270,858	7.70	—
Exercised	(6,574,818)	0.48	—
Cancelled	(21,090)	1.11	—
Forfeited	(1,240,777)	0.80	—

Outstanding at December 31, 2021	29,435,319	$1.40	7.5

Exercisable at December 31, 2021	15,202,295	$0.71	6.5

Vested or expected to vest at December 31, 2021	29,435,319	$1.40	7.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
In determining the estimated fair value of the stock option awards, the Company uses the Black-Scholes option pricing model. The fair value of share option awards was estimated with the following assumptions:

	As of December 31,
	2021	2020
Expected volatility	32% - 34%	55.0%
Risk-free interest rate	.99% - 1.20%	.55% - .68%
Expected term (in years)	6.1	6.1
Expected dividend rate	0%	0%

Summary of Share-based Payment Arrangement, RSU, Activity
The following table summarizes the RSU activity under the equity incentive plan:

	RSUs
	RSU Activity	Weighted- Average Grant Date Fair Value Per Share
Balance as of December 30, 2020
Granted	5,041,197	$6.33
Vested	(37,043)	7.61
Forfeited	(79,911)	7.61

Outstanding at December 31, 2021	4,924,243	$6.30

Expected to vest at December 31, 2021	4,924,243	$6.30